Other revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Revenues from cards (a)	R$ 150,401	R$ 102,863	R$ 75,230
Other capital gains (losses)	66,363	29,330	0
Foreign exchange revenues	99,780	24,667	17,318
Other operating revenue	54,886	33,222	17,334
Revenue from goods	17,032	0	0
Total	R$ 388,462	R$ 190,082	R$ 109,882